Quarterly Holdings Report
for
Fidelity Freedom® 2070 Fund
June 30, 2025
F70-NPRT1-0825
1.9912118.101
Bond Funds - 6.4%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,189	9,167
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,083,741	5,830,527
TOTAL BOND FUNDS (Cost $5,808,419)		5,839,694

Domestic Equity Funds - 50.7%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	131,731	1,745,430
Fidelity Series Blue Chip Growth Fund (a)	234,128	4,839,427
Fidelity Series Growth Company Fund (a)	346,999	8,702,736
Fidelity Series Intrinsic Opportunities Fund (a)	108,980	1,198,778
Fidelity Series Large Cap Stock Fund (a)	329,739	8,536,931
Fidelity Series Large Cap Value Index Fund (a)	148,893	2,568,405
Fidelity Series Opportunistic Insights Fund (a)	191,874	5,190,201
Fidelity Series Small Cap Core Fund (a)	22,249	259,419
Fidelity Series Small Cap Discovery Fund (a)	71,080	769,793
Fidelity Series Small Cap Opportunities Fund (a)	116,030	1,695,200
Fidelity Series Stock Selector Large Cap Value Fund (a)	404,848	5,732,649
Fidelity Series Value Discovery Fund (a)	322,207	5,210,079
TOTAL DOMESTIC EQUITY FUNDS (Cost $43,491,802)		46,449,048

International Equity Funds - 41.6%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	149,811	2,755,029
Fidelity Series Emerging Markets Fund (a)	228,522	2,333,213
Fidelity Series Emerging Markets Opportunities Fund (a)	435,961	9,338,276
Fidelity Series International Growth Fund (a)	378,175	7,506,767
Fidelity Series International Small Cap Fund (a)	58,657	1,163,762
Fidelity Series International Value Fund (a)	489,259	7,470,983
Fidelity Series Overseas Fund (a)	463,321	7,505,798
Fidelity Series Select International Small Cap Fund (a)	5,410	72,056
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $34,148,614)		38,145,884

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $1,283,233)	4.42	1,283,234	1,283,233

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $84,732,068)	91,717,859
NET OTHER ASSETS (LIABILITIES) - 0.0%	(39,366)
NET ASSETS - 100.0%	91,678,493

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,006	4,453	342	20	(3)	53	9,167	1,189
Fidelity Series All-Sector Equity Fund	939,967	669,180	67,801	-	(3,431)	207,515	1,745,430	131,731
Fidelity Series Blue Chip Growth Fund	2,621,943	1,786,752	315,659	-	(10,998)	757,389	4,839,427	234,128
Fidelity Series Canada Fund	1,510,377	1,079,238	129,590	-	(1,073)	296,077	2,755,029	149,811
Fidelity Series Emerging Markets Fund	1,278,629	999,167	158,187	-	(1,991)	215,595	2,333,213	228,522
Fidelity Series Emerging Markets Opportunities Fund	5,117,536	3,950,959	616,206	-	(11,942)	897,929	9,338,276	435,961
Fidelity Series Government Money Market Fund	-	1,697,361	414,128	11,072	-	-	1,283,233	1,283,234
Fidelity Series Growth Company Fund	4,728,357	3,243,857	574,455	-	(37,810)	1,342,787	8,702,736	346,999
Fidelity Series International Developed Markets Bond Index Fund	-	28,600	28,966	-	366	-	-	-
Fidelity Series International Growth Fund	3,997,046	3,075,059	234,640	-	865	668,437	7,506,767	378,175
Fidelity Series International Small Cap Fund	657,520	394,876	43,849	-	2,790	152,425	1,163,762	58,657
Fidelity Series International Value Fund	3,971,874	3,158,665	401,726	-	3,864	738,306	7,470,983	489,259
Fidelity Series Intrinsic Opportunities Fund	673,718	485,894	37,306	-	(457)	76,929	1,198,778	108,980
Fidelity Series Investment Grade Bond Fund	19,937	79,108	99,909	262	852	12	-	-
Fidelity Series Large Cap Stock Fund	4,660,352	3,216,847	413,831	-	(758)	1,074,321	8,536,931	329,739
Fidelity Series Large Cap Value Index Fund	1,410,001	1,122,705	76,622	-	(2,216)	114,537	2,568,405	148,893
Fidelity Series Long-Term Treasury Bond Index Fund	3,426,573	2,707,189	245,248	41,865	(10,863)	(47,124)	5,830,527	1,083,741
Fidelity Series Opportunistic Insights Fund	2,835,428	1,941,235	298,529	-	(3,431)	715,498	5,190,201	191,874
Fidelity Series Overseas Fund	3,979,827	3,070,538	291,038	-	2,359	744,112	7,505,798	463,321
Fidelity Series Select International Small Cap Fund	8,733	134,999	82,924	-	3,873	7,375	72,056	5,410
Fidelity Series Small Cap Core Fund	163,916	104,679	27,761	-	(5,970)	24,555	259,419	22,249
Fidelity Series Small Cap Discovery Fund	429,666	327,697	27,983	12,623	(1,412)	41,825	769,793	71,080
Fidelity Series Small Cap Opportunities Fund	943,496	679,364	68,231	-	(5,867)	146,438	1,695,200	116,030
Fidelity Series Stock Selector Large Cap Value Fund	3,151,681	2,498,669	170,566	-	(15,670)	268,535	5,732,649	404,848
Fidelity Series Value Discovery Fund	2,882,958	2,352,218	205,351	-	(6,173)	186,427	5,210,079	322,207
	49,414,541	38,809,309	5,030,848	65,842	(105,096)	8,629,953	91,717,859

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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